Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss And Designated At Fair Value Through Profit Or Loss - Securities
Schedule of financial assets at fair value through profit or loss

	12/31/2023			12/31/2022
	Cost	Adjustments to Fair Value (in Income)	Fair value	Cost	Adjustments to Fair Value (in Income)	Fair value
Investment funds	27,041	(471)	26,570	33,011	(520)	32,491
Brazilian government securities	340,818	1,274	342,092	230,924	(572)	230,352
Government securities – Latin America	2,854	21	2,875	3,484	5	3,489
Government securities – Abroad	2,599	(37)	2,562	4,523	5	4,528
Corporate securities	141,467	(3,814)	137,653	117,572	(4,893)	112,679
Shares	27,844	(1,309)	26,535	16,931	(1,394)	15,537
Rural product note	4,192	11	4,203	2,484	33	2,517
Bank deposit certificates	128	-	128	360	-	360
Real estate receivables certificates	1,655	(64)	1,591	1,580	(100)	1,480
Debentures	79,026	(2,478)	76,548	66,223	(3,281)	62,942
Eurobonds and other	2,460	4	2,464	4,499	(126)	4,373
Financial bills	22,552	-	22,552	19,409	(31)	19,378
Promissory and commercial notes	2,611	(9)	2,602	3,888	12	3,900
Other	999	31	1,030	2,198	(6)	2,192
Total	514,779	(3,027)	511,752	389,514	(5,975)	383,539

Schedule of fair value per maturity of financial assets

	12/31/2023		12/31/2022
	Cost	Fair value	Cost	Fair value
Current	129,409	127,597	147,563	145,722
Non-stated maturity	44,899	43,119	39,137	37,223
Up to one year	84,510	84,478	108,426	108,499
Non-current	385,370	384,155	241,951	237,817
From one to five years	289,917	289,490	170,372	169,113
From five to ten years	62,474	62,451	49,186	47,916
After ten years	32,979	32,214	22,393	20,788
Total	514,779	511,752	389,514	383,539

Schedule of financial assets designated at fair value

		12/31/2023
		Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian government securities		-	-	-
Total	1	-	-	-

		12/31/2022
		Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian government securities		1,505	55	1,560
Total		1,505	55	1,560

The cost and fair value by maturity of financial assets designated as fair value through profit or loss - Securities were as follows:

01/01/2023	12/31/2023		12/31/2022
01/01/2022	Cost	Fair Value	Cost	Fair Value
Current	-	-	1,505	1,560
Up to one year	-	-	1,505	1,560
Total	-	-	1,505	1,560